Convertible Promissory Notes, Net - Schedule of Derivative Liability (Details)	Jun. 30, 2026 USD ($) shares		Jun. 23, 2026 USD ($) shares		Apr. 28, 2026 USD ($) shares		Feb. 26, 2026 USD ($) shares		Dec. 31, 2025 USD ($) shares		Dec. 30, 2025 USD ($) shares		Dec. 02, 2025 USD ($) shares		Nov. 11, 2025 USD ($) shares		Sep. 15, 2025 USD ($) shares		Jul. 17, 2025 USD ($) shares		Jun. 16, 2025 USD ($) shares		Jun. 05, 2025 USD ($) shares		Dec. 31, 2024 USD ($)
Schedule of Derivative Liability [Line Items]
Estimated warrant amount (in Shares) | shares	279,000,000	[1]	13,636,364	[1]	63,461,538	[1]	49,180,328	[1]	262,500,000	[1],[2]	21,067,416	[2]	18,750,000	[2]	37,974,684	[2]	27,906,977	[2]	15,789,474	[2]	24,193,548	[2]	75,000,000	[2]
Fair value of warrants at inception (in Dollars) | $	$ 993,779		$ 44,119		$ 116,824		$ 85,296		$ 722,192		$ 107,463		$ 86,267		$ 85,160		$ 173,455		$ 85,213		$ 85,665		$ 128,417
Stock price [Member]
Schedule of Derivative Liability [Line Items]
Derivative liability	0.0125		0.011		0.01		0.0061		0.01		0.0178		0.016		0.0079		0.0215		0.019		0.0124		0.006
Exercise price [Member]
Schedule of Derivative Liability [Line Items]
Derivative liability	0.012		0.0105		0.0065		0.0058		0.0095		0.0169		0.0152		0.0075		0.0204		0.018		0.0118		0.0057
Term (years) [Member]
Schedule of Derivative Liability [Line Items]
Derivative liability	2.5		2.5		2.5		2.5		2.5		2.5		2.5		2.5		2.5		2.5		2.5		2.5
Annual volatility [Member]
Schedule of Derivative Liability [Line Items]
Derivative liability	43.88		43.83		44.06		44.46		43.81		43.82		43.86		43.81		43.53		41.81		42.05		42.06
Risk free rate [Member]
Schedule of Derivative Liability [Line Items]
Derivative liability	4.15		4.22		3.86		3.46		3.55		3.5		3.54		3.55		3.5		3.89		3.93		3.9
Dividend yield [Member]
Schedule of Derivative Liability [Line Items]
Derivative liability	0		0		0		0		0		0		0		0		0		0		0		0

[1]	Amounts at December 31, 2025 and June 30, 2026 represent the total estimated number of warrants.
[2]	Amount at December 31, 2025 represents the total estimated number of warrants.